Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Beginning balance, shares at Jun. 30, 2013	11,584,101
Beginning balance, amount at Jun. 30, 2013	$ 11,585	$ 0	$ 54,338,758	$ (2,189,444)	$ (2,103,836)	$ 50,057,063
Stock-based compensation - options, restricted stock and RSU's	$ 0	0	872,711	0	0	872,711
Net issuance to settle RSU's, shares	57,557
Net issuance to settle RSU's, amount	$ 57	0	(241,709)	0	0	(241,652)
Common stock issued for exercise of underwriter warrant and A warrant, shares	31,500
Common stock issued for exercise of underwriter warrant and A warrant, amount	$ 32		213,644	0	0	213,676
Cancellation of restricted shares for withholding taxes, shares	(8,065)
Cancellation of restricted shares for withholding taxes, amount	$ (8)	$ 0	(61,528)	0	0	(61,536)
Treasury stock purchases, shares		(25,000)
Treasury stock purchases, amount	0	$ (134,196)	0	0	0	(134,196)
Other comprehensive income (loss)	0	0	0	0	435,069	435,069
Net income (loss)	$ 0	$ 0	0	373,100	0	373,100
Ending balance, shares at Jun. 30, 2014	11,665,093	(25,000)
Ending balance, amount at Jun. 30, 2014	$ 11,666	$ (134,196)	55,121,876	(1,816,344)	(1,668,767)	51,514,235
Stock-based compensation - options, restricted stock and RSU's	$ 0	0	896,882	0	0	896,882
Common stock issued for exercise of options, shares	291,559
Common stock issued for exercise of options, amount	$ 291	0	1,079,708	0	0	1,079,999
Net issuance to settle RSU's, shares	36,454
Net issuance to settle RSU's, amount	$ 36	0	(79,878)	0	0	(79,842)
Proceeds from sale of common stock, net of fees and expenses, shares	1,294,000
Proceeds from sale of common stock, net of fees and expenses, amount	$ 1,294	0	4,160,643	0	0	4,161,937
Common stock issued for additional minority interest investment in Bioceres, shares	200,000
Common stock issued for additional minority interest investment in Bioceres, amount	$ 200	0	927,800	0	0	928,000
Cancellation of restricted shares for withholding taxes, shares	(8,005)
Cancellation of restricted shares for withholding taxes, amount	$ (8)	0	(34,652)	0	0	(34,660)
Other comprehensive income (loss)	0	0	0	0	(3,427,819)	(3,427,819)
Net income (loss)	$ 0	$ 0	0	(3,163,127)	0	(3,163,127)
Ending balance, shares at Jun. 30, 2015	13,479,101	(25,000)
Ending balance, amount at Jun. 30, 2015	$ 13,479	$ (134,196)	$ 62,072,379	$ (4,979,471)	$ (5,096,586)	$ 51,875,605